Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000
Previously Paid Amount	13,775
Total Fee Amount	39,605
Total Offset Amount	0
Net Fee	$ 25,830